PROPERTY, PLANT AND EQUIPMENT (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Amount committed for the acquisition of property, plant and equipment	$ 347,839	$ 542,230